Operating expenses - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in Ulcerative Colitis expenses	€ 1,587	€ 32,030
Increase (decrease) in Crohn's Disease research expenses	10,200	4,620
Increase (decrease) in transversal activities	12,987	€ 8,233
Increase (decrease) in transversal activities, combination therapy	4,122
Increase (decrease) in employer tax and social contributions	20,131
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in employer tax and social contributions	€ 27,299